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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number: [  ]
This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Fifth Third Bancorp
Address:                   38 Fountain Square Plaza
                           Cincinnati, Ohio  45263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                   Michael K. Keating
Title:                  Executive Vice President, Secretary and General Counsel
Phone:                  513-579-4118
Signature, Place, and Date of Signing:

    Michael K. Keating              Cincinnati, Ohio      January 12, 2001
    -------------------             -----------------     -----------------
    [Signature]                     [City, State]         [Date]

Report Type (Check only one):

[   ]  13F HOLDINGS REPORT

[ x ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of  Managers Reporting for this Manager:

Name:                        13F File No.:     Name:                                       13F File No.:
-----                        -------------     -----                                       -------------
Fifth Third Bank  Ohio         28-539          Fifth Third Bank Northern Kentucky             28-539
Fifth Third Bank Kentucky      28-539          Fifth Third Bank Florida                       28-539
Fifth Third Bank Indiana       28-539          Lyon Street Asset Management                   28-7690
Fifth Third Asset Management   28-539          Old Kent Bank                                  28-676
Maxus Investment Advisors      28-04253        Heartland Capital Management                   28-01397